Description of Plan - Schedule of Matching Contributions Fully Vested (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Less than 1 Year
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
1 Year but Less than 2 Years
EBP, Description of Plan [Line Items]
Vested Percentage	20.00%
2 Years but Less than 3 Years
EBP, Description of Plan [Line Items]
Vested Percentage	40.00%
3 years but less than 4 years
EBP, Description of Plan [Line Items]
Vested Percentage	60.00%
4 Years but Less than 5 Years
EBP, Description of Plan [Line Items]
Vested Percentage	80.00%
5 Years Or More
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%